Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured and recorded at fair value on a recurring basis
The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value on a recurring basis:

December 31, 2020	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Liabilities
Consideration payable for acquisition-current	—	—	(7,995)	(7,995)
Consideration payable for acquisition-noncurrent	—	—	(954)	(954)

Total	—	—	(8,949)	(8,949)

December 31, 2021	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Liabilities
Consideration payable for acquisition-current	—	—	(2,574)	(2,574)
Consideration payable for acquisition-noncurrent	—	—	—	—

Total	—	—	(2,574)	(2,574)